Related Party Transactions	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Name of Related Party	Relationship to the Company
Mr. Mei Kanayama	Representative director, director, and controlling shareholder
DinnerBank Co., Ltd. (“DinnerBank”)	An entity of which Mr. Kanayama’s wife is a director and the representative director
Palpito	An equity investment entity of the Company, which was sold to DinnerBank on June 30, 2023.
Shintai Co., Ltd.	The entity’s representative director is Mr. Kanayama’s wife before April 30, 2023.
Tokushin G.K.	A shareholder of the Company.
Crossing Cards	An equity investment entity of the Company
Takuetsu Kokusai Co., Ltd.	The entity’s representative director is Mr. Kanayama’s wife

a.	Accounts receivable, net – related parties

Accounts receivable, net – related parties consisted of the following:

Name	March 31, 2026	March 31, 2025
DinnerBank	$4,866	$105
Takuetsu Kokusai Co., Ltd.	-	12
Subtotal	4,866	117
Less: allowance for credit losses	-	-
Total accounts receivable, net –related parties	$4,866	$117

b.	Due from related parties

Due from related parties consisted of the following:

Name	March 31, 2026	March 31, 2025
DinnerBank (1)	$1,216,228	$476
Takuetsu Kokusai Co., Ltd.	725	732
Total due from related parties	$1,216,953	$1,208

(1)	The amount due from DinnerBank mainly consists of the following: 1) uncollected sales proceeds of ¥128,582,020 ($808,267) arising from the disposal of the warehouse property under the sales-and-leaseback arrangement (see Note 8). This outstanding receivable has been fully collected as of the date of this report; 2) a rental security deposit of ¥55.0 million ($345,730) for the leaseback property under the above-mentioned transaction (see Note 8); and 3) a rental security deposit of ¥9.9 million ($62,231) under another office lease agreement with DinnerBank.

c.	Accounts payable – related parties

Accounts payable – related parties consisted of the following:

Name	March 31, 2026	March 31, 2025
DinnerBank	$-	$2,678,588
Crossing Cards	154	-
Total accounts payable – related parties	$154	$2,678,588

d.	Due to related parties

Due to related parties consisted of the following:

Name	March 31, 2026	March 31, 2025
Mr. Mei Kanayama	$418,627	$13,930
Tokushin G.K.	6,443	3,328
DinnerBank	1,086	10,420
Total due to related parties	$426,156	$27,678

e.	Due to related parties – non-current

Due to related parties – non-current consisted of the following:

Name	March 31, 2026	March 31, 2025
Tokushin G.K. (1)	$1,885,800	$-
Mr. Mei Kanayama (2)	956,633	-
Total due to related parties	$2,842,433	$-

(1)	Amount due to this related party is loan borrowed from Tokushin G.K. for working capital during the Company’s normal course of business for five years with maturity date on January 31, 2031. The loan bears a fixed interest rate of 2.0% per annum.

(2)	Amount due to this related party is loan borrowed from Mr. Mei Kanayama for working capital during the Company’s normal course of business for five years with maturity date on January 31, 2031. The loan bears a fixed interest rate of 4.35% per annum.

f.	Sales to related parties

	For the Fiscal Years Ended March 31,
Name	2026	2025	2024
DinnerBank	$2,879	$7,840,934	$5,992,219
Palpito	-	-	14,774
Takuetsu Kokusai Co., Ltd.	1,816	-	-
Total revenue from related parties	$4,695	$7,840,934	$6,006,993

g.	Purchase from related parties

	For the Fiscal Years Ended March 31,
Name	2026	2025	2024
Crossing Cards	$399,422	$574,048	$-
DinnerBank	363,680	9,920,906	445,980
Takuetsu Kokusai Co., Ltd.	279	-	-
Total purchase from related parties	$763,381	$10,494,954	$445,980

h.	Sales of a subsidiary and an equity investment to a related party

On June 30, 2023, the Company entered into share transfer agreements with DinnerBank to sell its 100% equity interests in Kaika International and 40% equity interests in Palpito to DinnerBank, for cash consideration of ¥5,000,000 ($37,595) and ¥40,000,000 ($300,760), respectively. The cash consideration was fully received and the transactions were completed on July 1, 2023. The Company recorded a gain from disposal of Kaika International of ¥49,297,548 ($341,139) and a gain from disposal of equity method investment of ¥27,539,183 ($190,571) for the fiscal year ended March 31, 2024, respectively.

i.	Leases from a related party

The Company entered into two rental agreements with DinnerBank for its warehousing space, directly-operated physical stores and office space.

		Monthly Rent	Monthly Rent
Lessee	Rent Period	YEN	USD
Tokyo Lifestyle Co., Ltd.	February 16, 2026 - June 30, 2026	¥900,000	$5,973
Tokyo Lifestyle Co., Ltd.	March 18, 2026 - March 31, 2031	5,500,000	36,504

As of March 31, 2026, the operating lease right-of-use assets and corresponding operating lease liabilities of leases from a related party was $1,885,503 and $1,902,790, respectively.

During the fiscal year ended March 31, 2026, the Company incurred operating lease expenses in leases from a related party of $26,813.

j.	Other related party transactions

Mr. Kanayama provided guarantees in connection with certain loans the Company borrowed (see Note 11).